Ordinary Shares - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	3 Months Ended	12 Months Ended			21 Months Ended
	Mar. 17, 2024 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized					10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, par value | $ / shares					$ 0.00001		$ 0.00001
Exercise of options, shares		49,481,875	59,609,232	37,080,608
Repurchased of ordinary shares, consideration | ¥		¥ 16,334	¥ 499,876	¥ 213,054
American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased		372,309	18,926,395	5,960,593
Share Price | ¥ / shares				¥ 35.7437		¥ 43.8723		¥ 26.4116
American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	1				1
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued					2,096,600,883	2,096,600,883	1,234,627,468	1,234,627,468
Class A Ordinary Shares | American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased		7,446,180	378,527,896	119,211,860
Share Price | ¥ / shares				¥ 1.7872		¥ 2.1936		¥ 1.3206
Repurchased of ordinary shares, consideration | ¥		¥ 16,334	¥ 499,876	¥ 213,054
Class A Ordinary Shares | American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	4				20
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					960,852,606	960,852,606	960,852,606	960,852,606
Common stock, shares issued					600,572,880	600,572,880	600,572,880	600,572,880